Bank Borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Bank Borrowings [Abstract]
Schedule of Short-Term Bank Borrowings

Bank borrowings are working capital loans from banks in China. Short-term bank borrowings as of December 31, 2025 consisted of the following:

Lender	Company	Rate	Issuance Date	Expiration Date	Amount- RMB	Amount- US$
Jiangsu Yangzhou Rural Commercial Bank	Jiangsu Huadong	2.46%	2025/1/14	2026/1/12*	10,000,000	1,429,981
Bank of China	Jiangsu Huadong	2.40%	2025/3/5	2026/5/4**	4,950,000	707,841
Bank of Communications	Jiangsu Huadong	2.25%	2025/6/18	2026/6/18**	1,000,000	142,998
Bank of Communications	Jiangsu Huadong	2.25%	2025/6/24	2026/6/24**	4,000,000	571,992
China Everbright Bank	Jiangsu Huadong	2.25%	2025/5/22	2026/11/22	4,900,000	700,691
CITIC Bank	Yangzhou Huada	2.30%	2025/9/26	2026/9/26	10,000,000	1,429,980
Bank of Communications	Yangzhou Huada	2.50%	2025/3/20	2026/3/18**	3,000,000	428,994
China Minsheng Bank	Yangzhou Huada	2.20%	2025/6/30	2026/6/30	5,000,000	714,990
China Zhe Shang Bank	Yangzhou Huada	2.11%	2025/6/24	2026/6/24**	5,000,000	714,990
China Zhe Shang Bank	Yangzhou Huada	2.11%	2025/9/19	2026/9/19	5,000,000	714,990
Agricultural Bank of China	Jiangsu Yada	2.35%	2025/4/14	2026/4/10**	10,000,000	1,429,983
Total					62,850,000	8,987,430

*	These loans were repaid upon maturity.

**	These loans were repaid in full prior to their contractual maturity dates.

Short-term bank borrowings as of December 31, 2024 consisted of the following:

Lender	Company	Rate	Issuance Date	Expiration Date	Amount- RMB	Amount- US$
Jiangsu Yangzhou Rural Commercial Bank	Jiangsu Huadong	3.30%	2024/2/1	2025/1/31	5,000,000	684,997
Bank of China	Jiangsu Huadong	2.42%	2024/3/11	2025/3/10	5,000,000	684,997
Bank of Communications	Jiangsu Huadong	2.55%	2024/4/23	2025/4/23	9,000,000	1,232,995
Bank of Jiangsu	Jiangsu Huadong	2.60%	2024/12/23	2025/12/15	10,000,000	1,369,994
CITIC Bank	Yangzhou Huada	2.70%	2024/9/26	2025/9/25	5,000,000	684,997
CITIC Bank	Yangzhou Huada	2.70%	2024/9/30	2025/9/25	5,000,000	684,997
Industrial and Commercial Bank of China	Jiangsu Yada	3.45%	2024/2/22	2025/2/21	9,000,000	1,232,995
Agricultural Bank of China	Jiangsu Yada	2.70%	2024/10/24	2025/10/23	10,000,000	1,369,994
Total					58,000,000	7,945,966

Schedule of Carrying Values of the Company’s Pledged Assets to Secure Short-Term Borrowings	The carrying values of the Company’s pledged assets to secure short-term borrowings by the Company are as follows:
	December 31, 2025	December 31, 2024
	US$	US$
Buildings, net	1,622,619	1,062,792